Statements of Changes in Stockholders' Deficit (Parenthetical)		12 Months Ended
	Apr. 10, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements of Changes in Stockholders' Deficit
Stockholders' Equity Note, Stock Split, Conversion Ratio	0.02	0.025	0.025